Cover	Sep. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 5, 2025 (the “Original Report”) is being filed solely to correct a reference to the applicable Nasdaq listing standard. The Original Report stated that the Company was required to comply with Nasdaq Listing Rule 5450(b)(2)(A) relating to the minimum market value of publicly held shares. The correct reference is to Nasdaq Listing Rule 5450(b)(2)(A) relating to the minimum market value of listed securities. Except as set forth herein, this Amendment does not modify or update any other disclosures in the Original Report and does not reflect events occurring after the date of the Original Report.
Document Period End Date	Sep. 02, 2025
Entity File Number	001-41070
Entity Registrant Name	Graphjet Technology
Entity Central Index Key	0001879373
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Lot 3895, Lorong 6D
Entity Address, Address Line Two	Kampung Baru Subang
Entity Address, Address Line Three	Seksyen U6
Entity Address, City or Town	Shah Alam
Entity Address, Country	MY
Entity Address, Postal Zip Code	40150
City Area Code	+60
Local Phone Number	019 850 0895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false